STOCK OPTIONS AND WARRANTS (Table)	12 Months Ended
Dec. 31, 2017
Stock Options And Warrants Table
Assumptions for options granted
	2017	2016
Expected volatility	81.05%	103.59% -114.93%
Expected term	5 Years	2.5-6.5 Years
Risk-free interest rate	0.15%	0.16% -0.50%
Expected dividend yield	None	None

Rollforward of option activity
	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2015	15,337,007	$0.28
Granted	5,380,000	0.15
Exercised	–	–
Forfeited	(800,000)	0.19
Expired	–	–
Outstanding at December 31, 2016	19,917,007	$0.25
Granted	645,000	0.16
Exercised	–	–
Forfeited	(1,095,000)	0.19
Expired	(4,250,343)	0.33
Outstanding at December 31, 2017	15,216,664	$0.23
Exercisable at December 31, 2017	13,479,165	$0.24
Weighted average grant date fair value		$0.10

Stock options information by exercise price
Options Outstanding					Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2017	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable at December 31, 2017	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.13-1.31	15,216,664	5.45 Years	$0.23	$–	13,479,165	$0.24	$–
	15,216,664	5.45 Years	$0.23	$–	13,479,165	$0.24	$–

Warrant activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2015	29,219,441	$0.18
Granted	291,667	0.15
Exercised	–	–
Forfeited	–	–
Expired	(1,314,286)	0.33
Outstanding at December 31, 2016	28,196,822	$0.17
Granted	4,416,667	$0.15
Exercised	–	–
Forfeited	–	–
Expired	(26,831,589)	0.16
Outstanding at December 31, 2017	5,781,900	$0.17
Exercisable at December 31, 2017	5,781,900	$0.17
Weighted average grant date fair value		$0.08